UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

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FORM N-PX

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ANNUAL REPORT OF PROXY VOTING RECORD OF
AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

INVESTMENT COMPANY ACT FILE NUMBER:   811-21059

REGISTRANT
AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC
C/O AETOS ALTERNATIVES MANAGEMENT, LP
875 THIRD AVENUE
NEW YORK, NY 10022
(212)-201-2500

PRINCIPAL EXECUTIVE OFFICERS
HAROLD SCHAAFF
AETOS ALTERNATIVES MANAGEMENT, LP
875 THIRD AVENUE
NEW YORK, NY 10022

AGENT FOR SERVICE
CLIFFORD CONE, ESQ.
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NY 10019

DATE OF FISCAL YEAR END: JANUARY 31

DATE OF REPORTING PERIOD: JULY 1, 2022 TO JUNE 30, 2023

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The Registrant did not cast any proxy votes during the reporting period.
Accordingly, there are no proxy votes to report.

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SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the
Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aetos Distressed Investment Strategies Fund, LLC

/s/ Michael F. Klein
Michael F. Klein
President

Date:  August 24, 2023